Stock-Based Compensation - Summary of Restricted Stock Activity (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Performance Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding as of December 31, 2023 | shares	432
Granted | shares	4,809
Released | shares	(56)
Forfeited | shares	(3,728)
Outstanding as of December 31, 2024 | shares	1,457
Weighted-Average Grant Date Fair Value Per Share, Outstanding as of December 31, 2023 | $ / shares	$ 22.5
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares	1.09
Weighted-Average Grant Date Fair Value Per Share, Released | $ / shares	25.63
Weighted Average Grant Date Fair Value Per Share, Forfeited | $ / shares	0.8
Weighted-Average Grant Date Fair Value Per Share,Outstanding as of December 31, 2024 | $ / shares	$ 7.58
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding as of December 31, 2023 | shares	2,594
Granted | shares	4,238
Released | shares	(1,516)
Forfeited | shares	(1,879)
Outstanding as of December 31, 2024 | shares	3,437
Weighted-Average Grant Date Fair Value Per Share, Outstanding as of December 31, 2023 | $ / shares	$ 21.54
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares	3.16
Weighted-Average Grant Date Fair Value Per Share, Released | $ / shares	18.91
Weighted Average Grant Date Fair Value Per Share, Forfeited | $ / shares	9.41
Weighted-Average Grant Date Fair Value Per Share,Outstanding as of December 31, 2024 | $ / shares	$ 6.26